Quarterly Holdings Report
for
Fidelity Advisor® Diversified Stock Fund
December 31, 2021
ADESI-NPRT1-0322
1.827901.116
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.8%
Entertainment - 2.0%
Electronic Arts, Inc.	28,367	3,741,607
Endeavor Group Holdings, Inc. (a)(b)	102,888	3,589,762
Endeavor Group Holdings, Inc. (c)	268,422	9,365,244
Live Nation Entertainment, Inc. (a)	30,700	3,674,483
Netflix, Inc. (a)	43,500	26,206,140
Roblox Corp. (a)(b)	139,300	14,370,188
		60,947,424
Interactive Media & Services - 10.8%
Alphabet, Inc. Class C (a)	89,723	259,621,571
Meta Platforms, Inc. Class A (a)	220,231	74,074,697
Snap, Inc. Class A (a)	51,000	2,398,530
Zoominfo Technologies, Inc. (a)	31,900	2,047,980
		338,142,778
Media - 0.0%
Liberty Media Corp. Liberty Formula One Group Series C (a)	12,000	758,880
TOTAL COMMUNICATION SERVICES		399,849,082
CONSUMER DISCRETIONARY - 14.7%
Automobiles - 0.6%
Ford Motor Co.	414,600	8,611,242
General Motors Co. (a)	164,272	9,631,267
Tesla, Inc. (a)	2,500	2,641,950
		20,884,459
Hotels, Restaurants & Leisure - 2.9%
Airbnb, Inc. Class A	222,602	37,061,007
Booking Holdings, Inc. (a)	3,747	8,989,915
Chipotle Mexican Grill, Inc. (a)	700	1,223,775
Compass Group PLC	302,105	6,801,498
Hilton Worldwide Holdings, Inc. (a)	81,184	12,663,892
Marriott International, Inc. Class A (a)	134,821	22,277,822
Penn National Gaming, Inc. (a)	19,674	1,020,097
Starbucks Corp.	8,142	952,370
		90,990,376
Household Durables - 0.9%
D.R. Horton, Inc.	122,413	13,275,690
NVR, Inc. (a)	750	4,431,653
Toll Brothers, Inc.	133,094	9,634,675
		27,342,018
Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc. (a)	41,325	137,791,601
eBay, Inc.	42,100	2,799,650
Etsy, Inc. (a)	25,100	5,495,394
Revolve Group, Inc. (a)	25,900	1,451,436
Wayfair LLC Class A (a)	5,263	999,812
		148,537,893
Multiline Retail - 0.4%
Dollar General Corp.	51,700	12,192,411
Specialty Retail - 4.0%
Aritzia, Inc. (a)	83,700	3,463,927
Burlington Stores, Inc. (a)	1,000	291,510
Industria de Diseno Textil SA	655,400	21,136,681
Lowe's Companies, Inc.	176,182	45,539,523
The Home Depot, Inc.	101,340	42,057,113
TJX Companies, Inc.	157,040	11,922,477
		124,411,231
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	12,400	804,884
LVMH Moet Hennessy Louis Vuitton SE	12,667	10,468,438
Moncler SpA	58,667	4,239,765
NIKE, Inc. Class B	115,281	19,213,884
On Holding AG	6,700	253,327
Tory Burch LLC (a)(d)(e)(f)	28,846	1,921,702
		36,902,000
TOTAL CONSUMER DISCRETIONARY		461,260,388
CONSUMER STAPLES - 3.0%
Beverages - 2.5%
Diageo PLC	569,365	31,130,639
Monster Beverage Corp. (a)	161,040	15,466,282
The Coca-Cola Co.	531,596	31,475,799
		78,072,720
Food & Staples Retailing - 0.1%
U.S. Foods Holding Corp. (a)	47,692	1,661,112
Food Products - 0.0%
Mondelez International, Inc.	19,149	1,269,770
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	30,304	11,218,541
TOTAL CONSUMER STAPLES		92,222,143
ENERGY - 4.6%
Energy Equipment & Services - 0.1%
Halliburton Co.	111,800	2,556,866
Oil, Gas & Consumable Fuels - 4.5%
Antero Resources Corp. (a)	397,300	6,952,750
Canadian Natural Resources Ltd.	338,000	14,282,066
Denbury, Inc. (a)	4,200	321,678
Devon Energy Corp.	284,133	12,516,059
EOG Resources, Inc.	340,219	30,221,654
EQT Corp. (a)	121,000	2,639,010
Exxon Mobil Corp.	409,234	25,041,028
Hess Corp.	322,695	23,889,111
Pioneer Natural Resources Co.	80,503	14,641,886
Range Resources Corp. (a)	456,723	8,143,371
Reliance Industries Ltd.	103,181	3,280,457
		141,929,070
TOTAL ENERGY		144,485,936
FINANCIALS - 10.1%
Banks - 4.2%
Bank of America Corp.	1,163,826	51,778,619
JPMorgan Chase & Co.	127,994	20,267,850
M&T Bank Corp.	2,500	383,950
PNC Financial Services Group, Inc.	12,936	2,593,927
Starling Bank Ltd. Series D (a)(e)(f)	785,100	1,375,470
SVB Financial Group (a)	1,500	1,017,360
Truist Financial Corp.	14,056	822,979
Wells Fargo & Co.	1,104,368	52,987,577
		131,227,732
Capital Markets - 3.2%
Antin Infrastructure Partners SA	21,000	830,751
BlackRock, Inc. Class A	27,548	25,221,847
Charles Schwab Corp.	118,052	9,928,173
Coinbase Global, Inc. (a)	20,939	5,284,375
Goldman Sachs Group, Inc.	19,989	7,646,792
Morgan Stanley	383,535	37,647,796
Morningstar, Inc.	12,361	4,227,338
MSCI, Inc.	10,616	6,504,317
S&P Global, Inc.	2,600	1,227,018
State Street Corp.	16,900	1,571,700
		100,090,107
Consumer Finance - 0.9%
American Express Co.	98,644	16,138,158
Capital One Financial Corp.	80,276	11,647,245
		27,785,403
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	39,845	11,913,655
Insurance - 1.4%
American Financial Group, Inc.	51,723	7,102,602
Arthur J. Gallagher & Co.	118,954	20,182,925
Chubb Ltd.	11,300	2,184,403
Hartford Financial Services Group, Inc.	52,000	3,590,080
Progressive Corp.	7,800	800,670
The Travelers Companies, Inc.	66,142	10,346,593
		44,207,273
TOTAL FINANCIALS		315,224,170
HEALTH CARE - 11.9%
Biotechnology - 1.4%
Intellia Therapeutics, Inc. (a)	25,900	3,062,416
Nuvalent, Inc. Class A (a)	11,100	211,344
Regeneron Pharmaceuticals, Inc. (a)	43,655	27,569,006
Vertex Pharmaceuticals, Inc. (a)	55,700	12,231,720
		43,074,486
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	236,037	10,026,852
DexCom, Inc. (a)	2,198	1,180,216
Intuitive Surgical, Inc. (a)	15,300	5,497,290
Stryker Corp.	97,149	25,979,586
		42,683,944
Health Care Providers & Services - 3.9%
agilon health, Inc. (a)	45,000	1,215,000
Centene Corp. (a)	136,600	11,255,840
Cigna Corp.	13,471	3,093,346
Guardant Health, Inc. (a)	13,700	1,370,274
Humana, Inc.	36,875	17,104,838
UnitedHealth Group, Inc.	175,708	88,230,015
		122,269,313
Life Sciences Tools & Services - 2.2%
Bio-Techne Corp.	1,400	724,276
Bruker Corp.	95,133	7,982,610
Danaher Corp.	61,850	20,349,269
IQVIA Holdings, Inc. (a)	6,600	1,862,124
Maravai LifeSciences Holdings, Inc. (a)	13,100	548,890
Sartorius Stedim Biotech	6,066	3,331,485
Thermo Fisher Scientific, Inc.	52,033	34,718,499
		69,517,153
Pharmaceuticals - 3.0%
Eli Lilly & Co.	208,338	57,547,122
Pfizer, Inc.	86,000	5,078,300
Royalty Pharma PLC	22,000	876,700
Zoetis, Inc. Class A	131,550	32,102,147
		95,604,269
TOTAL HEALTH CARE		373,149,165
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.9%
Airbus Group NV (a)	44,900	5,744,679
Howmet Aerospace, Inc.	92,500	2,944,275
Northrop Grumman Corp.	28,190	10,911,503
The Boeing Co. (a)	45,503	9,160,664
		28,761,121
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	61,061	13,087,815
Building Products - 1.1%
Fortune Brands Home & Security, Inc.	25,779	2,755,775
Trane Technologies PLC	148,549	30,011,354
		32,767,129
Construction & Engineering - 1.0%
Quanta Services, Inc.	281,922	32,325,177
Electrical Equipment - 1.0%
Acuity Brands, Inc.	73,900	15,646,108
AMETEK, Inc.	56,848	8,358,930
Fluence Energy, Inc. (b)	23,800	846,328
Rockwell Automation, Inc.	13,329	4,649,822
		29,501,188
Industrial Conglomerates - 0.3%
General Electric Co.	85,937	8,118,468
Machinery - 0.4%
Otis Worldwide Corp.	145,504	12,669,033
Professional Services - 0.2%
Experian PLC	152,847	7,528,615
Road & Rail - 0.5%
Canadian Pacific Railway Ltd.	76,900	5,532,186
Lyft, Inc. (a)	5,000	213,650
Old Dominion Freight Lines, Inc.	13,798	4,944,927
Uber Technologies, Inc. (a)	89,572	3,755,754
		14,446,517
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	160,737	10,515,415
TOTAL INDUSTRIALS		189,720,478
INFORMATION TECHNOLOGY - 29.5%
IT Services - 2.9%
Accenture PLC Class A	91,223	37,816,495
Adyen BV (a)(c)	300	787,501
Block, Inc. (a)	3,400	549,134
MasterCard, Inc. Class A	97,459	35,018,968
MongoDB, Inc. Class A (a)	17,000	8,998,950
Snowflake Computing, Inc. (a)	11,200	3,794,000
Twilio, Inc. Class A (a)	10,600	2,791,404
Visa, Inc. Class A	9,000	1,950,390
		91,706,842
Semiconductors & Semiconductor Equipment - 10.2%
Advanced Micro Devices, Inc. (a)	194,851	28,039,059
Applied Materials, Inc.	46,300	7,285,768
ASML Holding NV	17,030	13,558,264
GlobalFoundries, Inc.	70,000	4,547,900
KLA Corp.	19,130	8,228,004
Lam Research Corp.	35,001	25,170,969
Marvell Technology, Inc.	1,212,148	106,050,829
Microchip Technology, Inc.	13,000	1,131,780
NVIDIA Corp.	318,261	93,603,743
Teradyne, Inc.	196,900	32,199,057
		319,815,373
Software - 10.9%
Adobe, Inc. (a)	54,219	30,745,426
Confluent, Inc.	18,900	1,440,936
Dynatrace, Inc. (a)	49,236	2,971,393
HashiCorp, Inc.	4,000	364,160
HubSpot, Inc. (a)	10,341	6,816,270
Intuit, Inc.	53,854	34,639,970
Mandiant, Inc. (a)	55,600	975,224
Microsoft Corp.	613,713	206,403,956
Salesforce.com, Inc. (a)	169,995	43,200,829
Samsara, Inc. (b)	16,700	469,437
Tenable Holdings, Inc. (a)	41,209	2,269,380
Workday, Inc. Class A (a)	33,843	9,245,231
		339,542,212
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	904,955	160,692,859
Samsung Electronics Co. Ltd.	145,830	9,604,651
		170,297,510
TOTAL INFORMATION TECHNOLOGY		921,361,937
MATERIALS - 4.0%
Chemicals - 2.0%
Albemarle Corp. U.S.	16,593	3,878,946
Celanese Corp. Class A	11,993	2,015,544
CF Industries Holdings, Inc.	132,221	9,358,602
DuPont de Nemours, Inc.	316,783	25,589,731
International Flavors & Fragrances, Inc.	7,334	1,104,867
Linde PLC	9,400	3,256,442
Olin Corp.	9,000	517,680
Sherwin-Williams Co.	20,466	7,207,307
The Mosaic Co.	269,700	10,596,513
		63,525,632
Containers & Packaging - 0.2%
Avery Dennison Corp.	34,127	7,390,884
Metals & Mining - 1.8%
First Quantum Minerals Ltd.	159,700	3,821,589
Franco-Nevada Corp.	3,899	539,224
Freeport-McMoRan, Inc.	950,353	39,658,231
Glencore Xstrata PLC	60,000	305,717
Nucor Corp.	93,600	10,684,440
		55,009,201
TOTAL MATERIALS		125,925,717
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	70,100	20,504,250
Equity Residential (SBI)	74,937	6,781,799
Lamar Advertising Co. Class A	77,398	9,388,377
		36,674,426
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (a)	18,644	5,021,575
TOTAL REAL ESTATE		41,696,001
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.	222,000	20,725,920
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	17,400	640,318
NextEra Energy Partners LP	14,600	1,232,240
		1,872,558
TOTAL UTILITIES		22,598,478
TOTAL COMMON STOCKS (Cost $1,842,192,478)		3,087,493,495

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (e)(f)	3,500	216,280
INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.5%
ByteDance Ltd. Series E1 (a)(e)(f)	17,226	2,136,024
Yanka Industries, Inc.:
Series E (a)(e)(f)	165,574	5,277,969
Series F (e)(f)	265,105	8,450,699
		15,864,692
Software - 0.0%
Evozyne LLC Series A (e)(f)	20,000	449,400
TOTAL INFORMATION TECHNOLOGY		16,314,092
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,936,285)		16,530,372

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (g)	28,424,229	28,429,914
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	15,106,253	15,107,764
TOTAL MONEY MARKET FUNDS (Cost $43,537,678)		43,537,678

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,898,666,441)	3,147,561,545
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(18,702,752)
NET ASSETS - 100.0%	3,128,858,793

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,152,745 or 0.3% of net assets.

(d)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,827,544 or 0.6% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,887,525
Evozyne LLC Series A	4/09/21	449,400
Reddit, Inc. Series E	5/18/21	148,660
Starling Bank Ltd. Series D	6/18/21	1,403,669
Tory Burch LLC	5/14/15	2,146,080
Yanka Industries, Inc. Series E	5/15/20	2,000,001
Yanka Industries, Inc. Series F	4/08/21	8,450,699

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	42,645,779	109,291,159	123,507,024	5,623	-	-	28,429,914	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	22,610,039	104,946,986	112,449,261	20,506	-	-	15,107,764	0.0%
Total	65,255,818	214,238,145	235,956,285	26,129	-	-	43,537,678

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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